Business Developments (Tables)	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Estimated Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Danamon and its subsidiaries as of the acquisition date:

(in millions)
Loans	¥1,086,638
Intangible assets(1)	146,899
Total assets	1,728,480
Deposits—Total deposits	915,075
Total liabilities	1,242,115

Note:
(1)Intangible assets with a weighted average amortization period of 13.2 years primarily include ¥79,552 million of relationships with agents with a weighted average amortization period of 13.1 years and ¥44,140 million of core deposit intangibles with a weighted average amortization period of 10.1 years.
Pro Forma Assets and Liabilities	The following table summarizes the estimated fair values of the assets acquired and liabilities as of the acquisition date:

(in millions)
Loans	¥515,933
Total assets	522,797
Total liabilities	138

Disposal Groups, Including Discontinued Operations
Assets and liabilities reclassified as held for sale at March 31, 2022 are shown below:

At March 31, 2022
(in millions)
Assets held for sale:
Interest-earning deposits in other banks	¥1,110,633
Investment securities	3,188,257
Loans, net of allowance for credit losses	6,561,316
Other	761,361
Total	¥11,621,567
Liabilities held for sale:
Deposits	¥10,448,481
Other	709,179
Total	¥11,157,660